Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Sep. 02, 2026	Mar. 31, 2026
Definitive Agreement [Member]
Subsequent Events [Line Items]
Gross proceeds	$ 4,000
Warrant [Member]
Subsequent Events [Line Items]
Gross proceeds	$ 350
ADS [Member] | Definitive Agreement [Member] | Minimum [Member]
Subsequent Events [Line Items]
Exercise price per share			$ 2.5
ADS [Member] | Forecast [Member] | Definitive Agreement [Member]
Subsequent Events [Line Items]
Exercise price per share		$ 2.5
ADS [Member] | Warrant [Member] | Forecast [Member] | Definitive Agreement [Member]
Subsequent Events [Line Items]
Warrant purchase		1,591,738
ADS [Member] | Existing Warrants [Member] | Definitive Agreement [Member] | Maximum [Member]
Subsequent Events [Line Items]
Exercise price per share			$ 5
ADS [Member] | New Warrant Shares [Member] | Forecast [Member] | Definitive Agreement [Member]
Subsequent Events [Line Items]
Warrants represented		3,183,476